Significant Accounting Policies (Details) - Schedule of Exchange Rates	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Exchange Rates [Line Items]
Balance sheet items, except for equity accounts	7.2203	6.8676	6.3393
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.1671	6.8516	6.418